THE CALDWELL & ORKIN FUNDS, INC.

THE CALDWELL & ORKIN MARKET OPPORTUNITY FUND

Supplement dated November 15, 2012 to the

Statement of Additional Information dated August 30, 2012

This Supplement to the Statement of Additional Information (“SAI”), dated August 30, 2012, for The Caldwell & Orkin Market Opportunity Fund (the “Fund”), a series of The Caldwell & Orkin Funds, Inc., updates the SAI to revise the information described below.

Appointment of Officers

Effective October 1, 2012, William C. Horne resigned as Chief Compliance Officer of the Fund.  Lucas D. Foss was appointed Chief Compliance Officer of the Fund to fill the vacancy of Mr. Horne’s resignation, effective as of October 1, 2012.

The following replaces, in its entirety, the chart labeled “Officers Who Are Not Directors” under the heading “Management of the Fund - Board of Directors” found on page 15 of the SAI:

OFFICERS WHO ARE NOT DIRECTORS

Name, (Age) and Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen	Other Directorships Held
David R. Bockel (35) Treasurer & Ass’t Secretary Secretary & Ass’t Treasurer	Indefinite Term Since 2010 2006-2010	Mr. Bockel is an Assistant Portfolio Manager for Caldwell & Orkin, Inc., and is a Registered Representative of ALPS Distributors, Inc.	N/A	N/A
Lucas D. Foss (35) Chief Compliance Officer	Indefinite Term Since 2012

Mr. Foss is Deputy Chief Compliance Officer of ALPS Fund Services, Inc. in Denver, Colorado. Mr. Foss served as a Compliance Manager for ALPS from January 2010 until August 2012, a Senior Compliance Analyst from June 2006 until December 2009 and as a Fund Accounting Supervisor from November 2004 until May 2006.  Prior to joining ALPS, Mr. Foss held positions at Bisys Hedge Fund Services and Deutsche Asset Management. Mr. Foss is a Registered Representative of ALPS Distributors, Inc.

			N/A	N/A
Lauren Johnson (31) Assistant Treasurer	Indefinite Term Since 2010	Ms. Johnson joined ALPS Fund Services, Inc. in September 2005 as a Fund Controller. Prior to joining ALPS, Ms. Johnson worked for PricewaterhouseCoopers LLP.	N/A	N/A
Rhonda A. Mills (46) Secretary	Indefinite Term Since 2011

Ms. Mills is Vice President, Associate Counsel at ALPS Fund Services, Inc. in  Denver, Colorado.  Prior to joining ALPS in 2011, Ms. Mills served in house with Old Mutual Capital, Inc. in Denver, Colorado as Counsel, from 2006 through 2009, and as a consultant, through Mills Law, LLC, from 2010-2011. Prior to her time with Old Mutual, Ms. Mills served as Senior Counsel with Great-West Life and Annuity Insurance Company from 2004-2006, and as Corporate and Securities Counsel for J.D. Edwards & Company from 2000-2003.  Ms. Mills is a Registered Representative of ALPS Distributors, Inc.

			N/A	N/A

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.